Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense (Benefit) [Line Items]
Income tax (expense) benefit related to other comprehensive income	$ (1,442,000,000)	$ 1,139,000,000	$ (1,291,000,000)
Net operating loss related to deferred tax assets	900,000,000
Credit carry forwards related to deferred tax assets	158,000,000
Undistributed foreign earnings	1,300,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	4,300,000,000
Unrecognized Tax Benefits	6,069,000,000	5,005,000,000	5,500,000,000
Accrued interest and penalties	1,000,000,000	871,000,000
Recognized Interest and Penalties Expense	92,000,000	32,000,000
Possible decrease in unrecognized tax benefits	1,500,000,000
Expiration date of tax credit carryforwards	Dec. 31, 2032
Income tax positions on temporary differences [Member]
Components of Income Tax Expense (Benefit) [Line Items]
Unrecognized Tax Benefits	1,800,000,000
Income tax liability related to undistributed foreign earnings
Components of Income Tax Expense (Benefit) [Line Items]
Income tax liability related to undistributed foreign earnings	$ 367,000,000